UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Curran Investment Management
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah L. Rojas
Title:     Chief Compliance Officer
Phone:     (518) 391-4270

Signature, Place, and Date of Signing:

       /s/ Deborah L. Rojas     Albany, NY     August 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $120,178 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     9340   190565 SH       SOLE                   189835               730
ADOBE SYS INC                  COM              00724F101      935    32690 SH       SOLE                    32690
ALTRIA GROUP INC               COM              02209S103     4677    72327 SH       SOLE                    72052               275
AMGEN INC                      COM              031162100      429     7097 SH       SOLE                     6912               185
ANSYS INC                      COM              03662Q105      230     6445 SH       SOLE                     6445
APOLLO GROUP INC               CL A             037604105     1107    14155 SH       SOLE                    14155
BED BATH & BEYOND INC          COM              075896100     8781   210161 SH       SOLE                   209341               820
CISCO SYS INC                  COM              17275R102     8618   451651 SH       SOLE                   450191              1460
CORINTHIAN COLLEGES INC        COM              218868107      257    20145 SH       SOLE                    20145
DELL INC                       COM              24702R101     1901    48175 SH       SOLE                    48175
DIONEX CORP                    COM              254546104      245     5630 SH       SOLE                     5630
FEDERAL NATL MTG ASSN          COM              313586109     1935    33138 SH       SOLE                    33138
FOREST LABS INC                COM              345838106      941    24230 SH       SOLE                    24230
GARMIN LTD                     ORD              G37260109      274     6410 SH       SOLE                     6410
HARLEY DAVIDSON INC            COM              412822108     2785    56154 SH       SOLE                    55829               325
HEARTLAND EXPRESS INC          COM              422347104     1414    72785 SH       SOLE                    72785
INTEL CORP                     COM              458140100     9059   348166 SH       SOLE                   346926              1240
JOHNSON & JOHNSON              COM              478160104     6601   101558 SH       SOLE                   101228               330
LEXMARK INTL NEW               CL A             529771107      875    13495 SH       SOLE                    13495
MATTEL INC                     COM              577081102     8246   450581 SH       SOLE                   448886              1695
MICROSOFT CORP                 COM              594918104      485    19511 SH       SOLE                    19511
NOKIA CORP                     SPONSORED ADR    654902204     9478   569621 SH       SOLE                   567531              2090
ORACLE CORP                    COM              68389X105     3253   246443 SH       SOLE                   244958              1485
PEPSICO INC                    COM              713448108     9300   172450 SH       SOLE                   171845               605
PFIZER INC                     COM              717081103     1734    62870 SH       SOLE                    62870
PLANTRONICS INC NEW            COM              727493108      756    20780 SH       SOLE                    20780
SEI INVESTMENTS CO             COM              784117103     2194    58740 SH       SOLE                    58365               375
SLM CORP                       COM              78442P106    10419   205091 SH       SOLE                   204301               790
STATE STR CORP                 COM              857477103     1215    25180 SH       SOLE                    25180
TRUSTCO BK CORP N Y            COM              898349105     2083   159470 SH       SOLE                   158265              1205
WATERS CORP                    COM              941848103      994    26755 SH       SOLE                    26755
WEBEX COMMUNICATIONS INC       COM              94767L109      267    10115 SH       SOLE                    10115
WELLS FARGO & CO NEW           COM              949746101     9350   151829 SH       SOLE                   151254               575